Schedule of Investments (unaudited) April 30, 2019	iShares® Evolved U.S. Consumer Staples ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Advertising — 0.1%
Omnicom Group Inc.	48	$3,841

Agriculture — 11.4%
Altria Group Inc.	3,075	167,065
Archer-Daniels-Midland Co.	1,483	66,142
Bunge Ltd.	348	18,238
Philip Morris International Inc.	2,311	200,040
Universal Corp./VA	63	3,393
Vector Group Ltd.	107	1,020

		455,898

Beverages — 25.8%
Boston Beer Co. Inc. (The), Class A, NVS(a)	18	5,580
Brown-Forman Corp., Class A	253	13,232
Brown-Forman Corp., Class B, NVS	922	49,133
Coca-Cola Co. (The)	7,499	367,901
Constellation Brands Inc., Class A	414	87,631
Keurig Dr Pepper Inc.	772	22,442
MGP Ingredients Inc.	33	2,900
Molson Coors Brewing Co., Class B	450	28,886
Monster Beverage Corp.(a)	1,794	106,922
National Beverage Corp.	45	2,520
PepsiCo Inc.	2,718	348,040

		1,035,187

Biotechnology — 0.1%
Incyte Corp.(a)	27	2,074

Chemicals — 1.2%
Balchem Corp.	33	3,350
FMC Corp.	117	9,250
International Flavors & Fragrances Inc.	209	28,798
Sensient Technologies Corp.	72	5,049

		46,447

Commercial Services — 0.7%
Ecolab Inc.	139	25,587
Medifast Inc.	17	2,494
Weight Watchers International Inc.(a)	54	1,103

		29,184

Computers — 0.1%
HP Inc.	165	3,292

Cosmetics & Personal Care — 9.4%
Colgate-Palmolive Co.	1,655	120,468
Coty Inc., Class A	528	5,713
Edgewell Personal Care Co.(a)	75	3,092
Estee Lauder Companies Inc. (The), Class A	61	10,480
Procter & Gamble Co. (The)	2,235	237,983

		377,736

Distribution & Wholesale — 0.1%
Core-Mark Holding Co. Inc.	69	2,508

Diversified Financial Services — 0.3%
CME Group Inc.	61	10,913
Jefferies Financial Group Inc.	114	2,345

		13,258

Electric — 0.3%
Entergy Corp.	111	10,756

Electrical Components & Equipment — 0.1%
Energizer Holdings Inc.	84	4,023

Security	Shares	Value

Food — 27.2%
B&G Foods Inc.	231	$6,006
Calavo Growers Inc.	33	3,162
Cal-Maine Foods Inc.	60	2,467
Campbell Soup Co.	639	24,723
Conagra Brands Inc.	1,854	57,066
Darling Ingredients Inc.(a)	261	5,692
Dean Foods Co.	243	413
Flowers Foods Inc.	357	7,761
Fresh Del Monte Produce Inc.	50	1,476
General Mills Inc.	2,563	131,918
Hain Celestial Group Inc. (The)(a)	312	6,808
Hershey Co. (The)	540	67,419
Hormel Foods Corp.	812	32,431
Hostess Brands Inc.(a)	195	2,613
Ingredion Inc.	171	16,202
J&J Snack Foods Corp.	39	6,130
JM Smucker Co. (The)	410	50,278
John B Sanfilippo & Son Inc.	27	1,947
Kellogg Co.	1,100	66,330
Kraft Heinz Co. (The)	2,637	87,654
Lamb Weston Holdings Inc.	420	29,421
Lancaster Colony Corp.	51	7,584
McCormick & Co. Inc./MD, NVS	350	53,889
Mondelez International Inc., Class A	4,070	206,959
Performance Food Group Co.(a)	138	5,651
Pilgrim’s Pride Corp.(a)	90	2,422
Post Holdings Inc.(a)	219	24,699
Sanderson Farms Inc.	36	5,459
Simply Good Foods Co. (The)(a)	126	2,830
Sprouts Farmers Market Inc.(a)	135	2,892
Sysco Corp.	1,065	74,944
Tootsie Roll Industries Inc.	43	1,670
TreeHouse Foods Inc.(a)	192	12,860
Tyson Foods Inc., Class A	908	68,109
U.S. Foods Holding Corp.(a)	357	13,048
United Natural Foods Inc.(a)(b)	66	853

		1,091,786

Food Service — 0.1%
Aramark	107	3,326

Health Care – Services — 0.0%
Tivity Health Inc.(a)	9	195

Home Furnishings — 0.1%
Whirlpool Corp.	42	5,830

Household Products & Wares — 2.6%
ACCO Brands Corp.	93	850
Central Garden & Pet Co., Class A, NVS(a)	39	955
Church & Dwight Co. Inc.	309	23,159
Clorox Co. (The)	149	23,800
Helen of Troy Ltd.(a)	23	3,312
Kimberly-Clark Corp.	387	49,683
Spectrum Brands Holdings Inc.	21	1,293

		103,052

Housewares — 0.1%
Scotts Miracle-Gro Co. (The)	42	3,571
Tupperware Brands Corp.	48	1,142

		4,713

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Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Evolved U.S. Consumer Staples ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery — 0.3%
AGCO Corp.	69	$4,884
Middleby Corp. (The)(a)	51	6,738

		11,622

Manufacturing — 0.2%
AptarGroup Inc.	27	3,004
John Bean Technologies Corp.	36	3,952

		6,956

Mining — 0.0%
Livent Corp.(a)	109	1,175

Oil & Gas — 0.2%
Valero Energy Corp.	78	7,071

Packaging & Containers — 2.4%
Ball Corp.	713	42,737
Bemis Co. Inc.	135	7,752
Berry Global Group Inc.(a)	132	7,762
Crown Holdings Inc.(a)(b)	274	15,928
Owens-Illinois Inc.	234	4,624
Packaging Corp. of America	39	3,867
Sealed Air Corp.	78	3,636
Silgan Holdings Inc.	111	3,323
Sonoco Products Co.	126	7,946

		97,575

Pharmaceuticals — 1.9%
Elanco Animal Health Inc.(a)	87	2,741
Herbalife Nutrition Ltd.(a)	137	7,240
Neogen Corp.(a)	81	4,913
Perrigo Co. PLC	40	1,917
Prestige Consumer Healthcare Inc.(a)	66	1,942
Zoetis Inc.	551	56,114

		74,867

Real Estate Investment Trusts — 0.1%
Americold Realty Trust	104	3,329

Retail — 13.7%
BJ’s Restaurants Inc.	19	948
Casey’s General Stores Inc.	33	4,368
Cheesecake Factory Inc. (The)	42	2,084
Chipotle Mexican Grill Inc.(a)	54	37,154
Costco Wholesale Corp.	97	23,816
Cracker Barrel Old Country Store Inc.	15	2,531
Darden Restaurants Inc.	105	12,348
Domino’s Pizza Inc.	10	2,706
Dunkin’ Brands Group Inc.	117	8,732

Security	Shares	Value

Retail (continued)
Freshpet Inc.(a)	53	$2,367
Jack in the Box Inc.	27	2,082
McDonald’s Corp.	954	188,482
Shake Shack Inc., Class A(a)(b)	31	1,900
Starbucks Corp.	2,318	180,062
Texas Roadhouse Inc.	42	2,269
Walmart Inc.	79	8,124
Wendy’s Co. (The)	90	1,675
Wingstop Inc.	27	2,032
Yum China Holdings Inc.	436	20,728
Yum! Brands Inc.	434	45,305

		549,713

Software — 0.1%
Activision Blizzard Inc.	86	4,146

Toys, Games & Hobbies — 0.2%
Hasbro Inc.	39	3,972
Mattel Inc.(a)	357	4,352

		8,324

Total Common Stocks — 98.8% (Cost: $3,659,518)		3,957,884

Short-Term Investments

Money Market Funds — 1.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.59%(c)(d)(e)	19,114	19,122
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(c)(d)	45,731	45,731

		64,853

Total Short-Term Investments — 1.6% (Cost: $64,853)		64,853

Total Investments in Securities — 100.4% (Cost: $3,724,371)		4,022,737

Other Assets, Less Liabilities — (0.4)%		(14,880)

Net Assets — 100.0%		$4,007,857

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

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Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Evolved U.S. Consumer Staples ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 04/30/19	Value at 04/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	10,250	8,864	19,114	$19,122	$18	(a)	$(5)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	200,121	(154,390)	45,731	45,731	996		—	—

				$64,853	$1,014		$(5)	$—

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,957,884	$—	$—	$3,957,884
Money Market Funds	64,853	—	—	64,853

	$4,022,737	$—	$—	$4,022,737

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

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